Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net (loss) income	$ (1,997)	$ (1,849)	$ 996
Items that may be reclassified to net (loss) income:
Foreign currency translation	(323)	144	(505)
Cash flow hedges	(140)	48	49
Equity accounted investments	(32)	(55)	128
Items that will not be reclassified to net (loss) income:
Securities - fair value through other comprehensive income (loss)("FVTOCI")	8	(18)	(26)
Share of revaluation surplus on equity accounted investments	24	6	113
Remeasurement of defined benefit obligations	0	(2)	1
Revaluation (deficit) surplus	(39)	639	655
Total other comprehensive (loss) income	(502)	762	415
Total comprehensive (loss) income	(2,499)	(1,087)	1,411
Limited partners
Net loss	(510)	(442)	(47)
Other comprehensive (loss) income	(123)	112	8
Comprehensive income attributable to Limited partners	(633)	(330)	(39)
Redeemable/exchangeable and special limited partnership units
Net loss	(909)	(790)	(85)
Other comprehensive (loss) income	(220)	201	14
Comprehensive income attributable to Redeemable/exchangeable and special limited partnership units	(1,129)	(589)	(71)
FV LTIP units of the Operating Partnership
Net loss	(1)	(1)	0
Other comprehensive (loss) income	0	0	0
Comprehensive income attributable to FV LTIP units of the Operating Partnership	(1)	(1)	0
Interests of others in operating subsidiaries and properties
Net (loss) income	(577)	(616)	1,128
Other comprehensive (loss) income	(159)	449	393
Comprehensive income attributable to Interests of others in operating subsidiaries and properties	(736)	(167)	1,521
Total comprehensive (loss) income	$ (2,499)	$ (1,087)	$ 1,411